Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 20,103,735		$ 17,957,568	$ 16,372,032
Loss on abandonment	552		5,323	12,369
Allowance for inventory valuation and obsolescence loss	41,770		16,317	27,341
Cost of revenue	$ 20,146,057	$ 726,246	$ 17,979,208	$ 16,411,742